Balance Sheet Details (Schedule Of Property Plant And Equipment) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Apr. 30, 2014
Balance Sheet Details [Abstract]
Computers and equipment	$ 921,000	$ 909,000
Furniture and fixtures	21,000	21,000
Leasehold improvements	622,000	622,000
Property, Plant and Equipment, Gross, Total	1,564,000	1,552,000
Less accumulated depreciation	(1,418,000)	(1,295,000)
Property, Plant and Equipment, Net, Total	146,000	257,000	42,000
Depreciation	$ 123,000	$ 179,000